CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment £ in Millions	Dec. 31, 2018 GBP (£)
Unemployment Increase 1pp [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment [Line Items]
ECL impact, £m	£ 172
Unemployment Decrease 1pp [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to Unemployment [Line Items]
ECL impact, £m	£ (155)